EQUITY (Details Narrative)	12 Months Ended
Dec. 31, 2021 EUR (€) shares
IfrsStatementLineItems [Line Items]
Share capital	€ 45,121,956
Divided shares | shares	45,121,956
SEJO contribution description	the impact is only a reclassification from other reserves to issued capital amounting to €29,970 thousand related to the 29,970,000 new shares issued to Codere Newco at €1 nominal value.
Business Combination Description	the market price of each warrant was approximately €1.46 per warrant or €9,450 thousand in the aggregate. As of December 31, 2021, the market price decreased to approximately €0.86 per warrant; therefore, as of December 31, 2021, the fair value of the warrant liabilities amounted to €5,513 thousand. The change in fair value of the warrants was recorded in the consolidated and combined carve-out income statement as finance income amounting to €3,937 thousand for the year ended December 31, 2021.
Service costs	€ 35,845,000
Assets of cash	102,425,000
Warrant liabilities	9,450,000
Additional transaction costs	€ 5,220,000
Equity attributable to non-controlling interest description	as of December 31, 2021 and December 31, 2020 amounted to €147 and €92 thousand, respectively, which represents 25% of minority shareholder’s interest in the historical online business activity the Group has carried out through Hipica de Panama S.A. until October 1, 2021.
D D 3 [Member]
IfrsStatementLineItems [Line Items]
Business Combination Description	as of November 30, 2021 implied an exchange of additional 15,121,956 shares issued to DD3 shareholders at €1 nominal value in exchange for the same number of shares outstanding from DD3, immediately before the merge with Codere Online U.S. Corp. The total 15,121,956 shares of DD3 included 8,407,025 shares remaining after redemptions, and additional 6,435,000 shares issued just before the business combination to PIPE investors, as part of the commitments included in the Business Combination.
P I P E [Member]
IfrsStatementLineItems [Line Items]
Business Combination Description	The transaction with DD3 has been, partly, treated as a shared-based payment transaction that falls under IFRS 2, with the difference between the fair value of DD3 shares issued prior to the PIPE additional contribution, (was derived from quoted prices (Level 1)), which amounted to €79,145 thousand, and the fair value of the identifiable net assets of DD3 at that time, amounting to €43,300 thousand, being recorded as an expense of €35,845 thousand in the consolidated and combined carve-out income statement, representing the costs associated with the listing process. See the table with the calculations below: